Common Stock (Details Narrative) (10-K) - USD ($)				1 Months Ended		2 Months Ended
	Apr. 16, 2019	Mar. 25, 2019	Nov. 06, 2018	Jun. 18, 2019	May 10, 2019	Jul. 25, 2019	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Apr. 01, 2019
Common stock, par value							$ 0.0001	$ 0.0001	$ 0.0001
Number of restricted common shares issued	25,100,000			2,067,500	2,000,000	2,750,000
Share price	$ 0.03			$ 0.20	$ 0.10	$ 0.40				$ 0.0001
Value restricted common shares issued	$ 753,000			$ 413,500	$ 200,000	$ 1,100,000
Common stock, shares issued							331,917,500	331,917,500	331,917,500
Common stock, shares outstanding							331,917,500	331,917,500	331,917,500
Restricted Common Shares [Member]
Number of restricted common shares issued	25,100,000
Share price	$ 0.03
Value restricted common shares issued	$ 753,000
Mr. Fong Teck Kheong [Member] | Restricted Common Shares [Member]
Number of shares subscribed for restricted common shares		119,900,000	100,000
Common stock, par value		$ 0.0001	$ 0.0001
Additional working capital		$ 11,990
Number of restricted common shares issued		119,900,000	100,000
Others Founder [Member] | Restricted Common Shares [Member]
Number of shares subscribed for restricted common shares										180,000,000
Common stock, par value										$ 0.0001
Additional working capital										$ 18,000